Securities Sold under Agreements to Repurchase - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line Items]
Bonds pledged as collateral	¥ 79,543	¥ 76,207
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line Items]
Securities deposited in collateral pool	¥ 139,727	¥ 81,280